FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
FAIR VALUE MESUREMENTS

NOTE 10:-FAIR VALUE MEASUREMENTS

The following tables present the fair value of money market funds and marketable securities for the years ended December 31, 2019 and 2020:

	December 31,
	2019			2020
	Level 1	Level 2	Total	Level 1	Level 2	Total
Cash equivalents:
Money market funds	$213,494	$—	$213,494	$260,940	$—	$260,940
U.S. agencies debentures	—	25,058	25,058	—	—	—
Commercial paper	—	—	—	—	13,555	13,555

Marketable securities:
Corporate debentures and commercial paper	—	105,582	105,582	—	357,664	357,664
Government debentures	—	81,238	81,238	—	41,382	41,382

Total assets measured at fair value	$213,494	$211,878	$425,372	$260,940	$412,601	$673,541

As of December 31, 2020, the estimated fair value of the Company's convertible senior notes, as further described in Note 11, was $705.7 million. The fair value was determined based on the closing quoted price of the convertible senior notes as of the last day of trading for the period, and is considered Level 2 measurement. The fair value of the convertible senior notes is primarily affected by the trading price of the Company`s common stock and market interest rates.